Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax [Absract]
Income taxes
22.

Income taxes
A.

Significant components of deferred tax assets and liabilities
Recognized in earnings As at December 31
2022 2021 2022 2021
Assets
Property, plant and equipment $ 84,668 $ 82,677 $ 448,136 $ 363,468
Provision for reclamation (3,817) (14,509) 203,816 207,633
Inventories 1,689 2,489 8,248 6,559
Foreign exploration and development (1,816) (812) 2,641 4,457
Income tax losses (gains) (66,227) (80,802) 235,683 301,910
Defined benefit plan actuarial losses - - 2,698 8,126
Long-term investments and other (2,355) 16,405 82,849 45,426
Deferred tax assets 12,142 5,448 984,071 937,579
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset

$ 12,142 $ 5,448 $ 984,071 $ 937,579
Deferred tax allocated as 2022 2021
Deferred tax assets $ 984,071 $ 937,579
Deferred tax liabilities - -
Net deferred tax asset

$ 984,071 $ 937,579
Cameco has recorded a deferred tax asset of $ 984,071,000

(2021 - $
937,579,000 ). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will not be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.
B.

Movement in net deferred tax assets and liabilities
2022 2021
Deferred tax asset at beginning of year $ 937,579 $ 936,678
Recovery for the year in net earnings 12,142 5,448
Recovery for the year in equity 11,593 -
Recovery for the year in purchase price equation 28,196 -
Expense for the year in other comprehensive income (5,440) (4,541)
Effect of movements in exchange rates 1 (6)
End of year $ 984,071 $ 937,579
C.

Significant components of unrecognized deferred tax assets
2022 2021
Income tax losses $ 337,749 $ 288,637
Property, plant and equipment 2,297 2,209
Provision for reclamation 78,336 66,573
Long-term investments and other 18,628 58,330
Total $ 437,010 $ 415,749
D.

Tax rate reconciliation
The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:
2022 2021
Earnings (loss) before income taxes and non-controlling interest $ 84,795 $ (103,855)
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense (recovery) 22,810 (27,937)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 8,986 28,690
Change in unrecognized deferred tax assets 1,234 22,068
Income in equity-accounted investee (25,264) (24,481)
Change in uncertain tax positions (6,282) 1,099
Bargain purchase gain (6,129) -
Other permanent differences 176 (640)
Income tax recovery $ (4,469) $ (1,201)
E.

Earnings and income taxes by jurisdiction
2022 2021
Earnings (loss) before income taxes
Canada $ 99,944 $ 58,624
Foreign (15,149) (162,479)
$ 84,795 $ (103,855)
Current income taxes
Canada $ 2,260 $ 2,257
Foreign 5,413 1,990
$ 7,673 $ 4,247
Deferred income tax recovery
Canada $ (10,178) $ (3,937)
Foreign (1,964) (1,511)
$ (12,142) $ (5,448)
Income tax recovery $ (4,469) $ (1,201)
F.

Reassessments
Canada
On February 18, 2021, the Supreme Court of Canada (Supreme Court) dismissed Canada Revenue Agency’s (CRA)
application for leave to appeal the June 26, 2020 decision of the Federal Court of Appeal (Court of Appeal). The dismissal means that the dispute for the 2003, 2005 and 2006 tax years is fully and finally resolved in the Company’s favour.
In September 2018, the Tax

Court of Canada (Tax Court) ruled that the marketing and trading structure involving foreign subsidiaries, as well as the related transfer pricing methodology used for certain intercompany uranium sales and purchasing agreements, were in full compliance with Canadian law for the tax years in question. Management believes the principles in the decision apply to all subsequent tax years, and that the ultimate resolution of those years will not be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution.
The total tax reassessed for the three tax years was $ 11,000,000 , and Cameco remitted 50%. In 2021, Cameco received refunds totaling about $ 5,500,000

plus interest.
In addition, on April 30, 2019, the Tax Court had awarded Cameco $ 10,300,000 for legal fees incurred, plus an amount for
disbursements of up to $ 16,700,000 . As a result of additional information provided by the Tax Court, $ 12,200,000 for
disbursements was recognized as a reduction of administration expense in 2021.
If CRA continues to pursue reassessments for tax years subsequent to 2006, Cameco will continue to utilize its appeal rights under Canadian federal and provincial tax rules.
G.

Income tax losses
At December 31, 2022, income tax losses carried forward of $ 2,171,825,000

(2021 - $
2,177,025,000 ) are available to reduce
taxable income. These losses expire as follows:
Date of expiry Canada US
Other

Total
2026 $ - $ - $ 14,720 $ 14,720
2027 - - 243 243
2028 - - 63 63
2029 47 - 12,625 12,672
2031 - 21,768 - 21,768
2032 272 23,444 - 23,716
2033 - 36,033 - 36,033
2034 - 16,724 4,526 21,250
2035 282,522 7,622 7,233 297,377
2036 210,591 46,621 5,698 262,910
2037 27 34,921 2,985 37,933
2038 500 37,660 320 38,480
2039 6,423 29,130 335 35,888
2040 3,110 55,775 - 58,885
2041 77 229,464 - 229,541
2042 49 22,577 - 22,626
No expiry - - 1,057,720 1,057,720
$ 503,618 $ 561,739 $ 1,106,468 $ 2,171,825
Included in the table above is $ 1,329,261,000

(2021 - $
1,083,848,000 ) of temporary differences related to loss carry forwards where no future benefit has been recognized.